Commitments and Contingencies - Financial instruments with off-Balance Sheet credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments To Extend Credit | Credit card
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 5,226,660	$ 4,889,694
Commitments To Extend Credit | Commercial and construction lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	3,805,459	3,205,306
Commitments To Extend Credit | Other consumer unused credit commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	257,312	262,516
Commercial Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	1,864	2,629
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	22,266	75,186
Commitments to originate or fund mortgage loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 96,786	$ 96,653